Average Annual Total Returns (Small Company Growth Portfolio Annuity)	Small Company Growth Portfolio Small Company Growth Portfolio - Small Company Growth Portfolio 1/1/2014 - 12/31/2014	Russell 2500 Growth Index Small Company Growth Portfolio Small Company Growth Portfolio - Small Company Growth Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.38%	7.05%
Five Years	18.33%	17.27%
Ten Years	9.05%	9.37%